Financial instruments, Derivatives interest rate swaps (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Derivatives - interest rate swaps [Abstract]
Notional amount	$ 334,365	$ 357,141
Fair value	$ 11,224	23,673
Swap Pays 2.987% [Member]
Derivatives - interest rate swaps [Abstract]
Interest rate	2.987%
Expiries	Apr. 20, 2023
Notional amount	$ 39,600	42,000
Fair value	$ 1,173	2,541
Swap Pays 3.012%, [Member]
Derivatives - interest rate swaps [Abstract]
Interest rate	3.012%
Expiries	Apr. 20, 2023
Notional amount	$ 39,600	42,000
Fair value	$ 1,185	2,564
Swap Pays 3.019% [Member]
Derivatives - interest rate swaps [Abstract]
Interest rate	3.019%
Expiries	Sep. 29, 2023
Notional amount	$ 28,176	30,743
Fair value	$ 1,017	2,131
Swap Pays 3.019% [Member]
Derivatives - interest rate swaps [Abstract]
Interest rate	3.019%
Expiries	Sep. 29, 2023
Notional amount	$ 27,262	29,829
Fair value	$ 982	2,060
Swap Pays 2.8665% [Member]
Derivatives - interest rate swaps [Abstract]
Interest rate	2.8665%
Expiries	Sep. 29, 2023
Notional amount	$ 43,690	46,260
Fair value	$ 1,509	3,147
Swap Pays 2.8785% [Member]
Derivatives - interest rate swaps [Abstract]
Interest rate	2.8785%
Expiries	Jun. 30, 2023
Notional amount	$ 38,106	40,673
Fair value	$ 1,162	2,513
Swap Pays 2.885% [Member]
Derivatives - interest rate swaps [Abstract]
Interest rate	2.885%
Expiries	Sep. 29, 2023
Notional amount	$ 43,048	45,618
Fair value	$ 1,504	3,139
Swap Pays 2.897% [Member]
Derivatives - interest rate swaps [Abstract]
Interest rate	2.897%
Expiries	Sep. 30, 2023
Notional amount	$ 38,284	40,851
Fair value	$ 1,339	2,792
Swap Pays 3.020% [Member]
Derivatives - interest rate swaps [Abstract]
Interest rate	3.02%
Expiries	Sep. 29, 2023
Notional amount	$ 36,600	39,167
Fair value	$ 1,353	$ 2,786